Other Receivables and Other Payables (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Other Receivables Other Payables [Abstract]
Value added tax deductible	$ 1,304,477	$ 820,616
Other business-related (tax payable) prepaid tax	(81,840)	7,694
Taxes recoverable and payable	$ 1,222,637	$ 828,310